Consolidated Statements of Shareholders Equity (USD $) In Thousands, unless otherwise specified	Total	Paid-in Capital	Retained Earnings	Non-Controlling Interest-DTAC
Balances, beginning at Dec. 31, 2009	$ 293,145	$ 124,098	$ (19,969)	$ 189,016	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) for the Year	70,682		220,992	(150,310)	[1]
Exchange of Other Secured Notes Payable-Related Party to Equity	60,088			60,088	[1]
Exchange of Subordinated Notes Payable-Related Party to Equity	40,000	20,000		20,000	[1]
Non-Cash Compensation Expense-Related Party	1,125	562		563	[1]
Intercompany Transfers of Loans			(191,806)	191,806	[1]
Dividends-Related Party	(46,310)		(11,600)	(34,710)	[1]
Other Equity Transactions	37	282		(245)	[1]
Balances, ending at Dec. 31, 2010	418,767	144,942	(2,383)	276,208	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) for the Year	88,138		216,903	(128,765)	[1]
Non-Cash Compensation Expense-Related Party	2,789	1,394		1,395	[1]
Intercompany Transfers of Loans			(211,992)	211,992	[1]
Dividends-Related Party	(51,845)			(51,845)	[1]
Balances, ending at Dec. 31, 2011	457,849	146,336	2,528	308,985	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) for the Year	59,353		237,671	(178,318)	[1]
Non-Cash Compensation Expense-Related Party	1,546	781		765	[1]
Intercompany Transfers of Loans			(231,268)	231,268	[1]
Dividends-Related Party	(51,195)			(51,195)	[1]
Balances, ending at Dec. 31, 2012	$ 467,553	$ 147,117	$ 8,931	$ 311,505	[1]

[1]	Refer to Note 18 for Consolidating Financial Information and discussion regarding non-controlling interest.